Trade receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade receivables.
Change in the allowance for doubtful accounts

	Year Ended December 31,
	2019	2018
	(€ in thousands)
Balance at beginning of period	383	545
Provisions	38	227
Write-offs	(102)	(351)
Release to income	(132)	(38)
Balance at end of period	187	383